Expense Example	Short Duration Municipal Fund Thornburg Short Duration Municipal Fund Class A Expense Example, with Redemption, 1 Year	Short Duration Municipal Fund Thornburg Short Duration Municipal Fund Class A Expense Example, with Redemption, 3 Years	Short Duration Municipal Fund Thornburg Short Duration Municipal Fund Class A Expense Example, with Redemption, 5 Years	Short Duration Municipal Fund Thornburg Short Duration Municipal Fund Class A Expense Example, with Redemption, 10 Years	Short Duration Municipal Fund Thornburg Short Duration Municipal Fund Class I Expense Example, with Redemption, 1 Year	Short Duration Municipal Fund Thornburg Short Duration Municipal Fund Class I Expense Example, with Redemption, 3 Years	Short Duration Municipal Fund Thornburg Short Duration Municipal Fund Class I Expense Example, with Redemption, 5 Years	Short Duration Municipal Fund Thornburg Short Duration Municipal Fund Class I Expense Example, with Redemption, 10 Years	Limited Term Municipal Fund Thornburg Limited Term Municipal Fund - Class A Expense Example, with Redemption, 1 Year	Limited Term Municipal Fund Thornburg Limited Term Municipal Fund - Class A Expense Example, with Redemption, 3 Years	Limited Term Municipal Fund Thornburg Limited Term Municipal Fund - Class A Expense Example, with Redemption, 5 Years	Limited Term Municipal Fund Thornburg Limited Term Municipal Fund - Class A Expense Example, with Redemption, 10 Years	Limited Term Municipal Fund Thornburg Limited Term Municipal Fund - Class C Expense Example, with Redemption, 1 Year	Limited Term Municipal Fund Thornburg Limited Term Municipal Fund - Class C Expense Example, with Redemption, 3 Years	Limited Term Municipal Fund Thornburg Limited Term Municipal Fund - Class C Expense Example, with Redemption, 5 Years	Limited Term Municipal Fund Thornburg Limited Term Municipal Fund - Class C Expense Example, with Redemption, 10 Years	Limited Term Municipal Fund Thornburg Limited Term Municipal Fund - Class C2 Expense Example, with Redemption, 1 Year	Limited Term Municipal Fund Thornburg Limited Term Municipal Fund - Class C2 Expense Example, with Redemption, 3 Years	Limited Term Municipal Fund Thornburg Limited Term Municipal Fund - Class C2 Expense Example, with Redemption, 5 Years	Limited Term Municipal Fund Thornburg Limited Term Municipal Fund - Class C2 Expense Example, with Redemption, 10 Years	Limited Term Municipal Fund Thornburg Limited Term Municipal Fund - Class I Expense Example, with Redemption, 1 Year	Limited Term Municipal Fund Thornburg Limited Term Municipal Fund - Class I Expense Example, with Redemption, 3 Years	Limited Term Municipal Fund Thornburg Limited Term Municipal Fund - Class I Expense Example, with Redemption, 5 Years	Limited Term Municipal Fund Thornburg Limited Term Municipal Fund - Class I Expense Example, with Redemption, 10 Years	Intermediate Municipal Fund Thornburg Intermediate Municipal Fund - Class A Expense Example, with Redemption, 1 Year	Intermediate Municipal Fund Thornburg Intermediate Municipal Fund - Class A Expense Example, with Redemption, 3 Years	Intermediate Municipal Fund Thornburg Intermediate Municipal Fund - Class A Expense Example, with Redemption, 5 Years	Intermediate Municipal Fund Thornburg Intermediate Municipal Fund - Class A Expense Example, with Redemption, 10 Years	Intermediate Municipal Fund Thornburg Intermediate Municipal Fund - Class C Expense Example, with Redemption, 1 Year	Intermediate Municipal Fund Thornburg Intermediate Municipal Fund - Class C Expense Example, with Redemption, 3 Years	Intermediate Municipal Fund Thornburg Intermediate Municipal Fund - Class C Expense Example, with Redemption, 5 Years	Intermediate Municipal Fund Thornburg Intermediate Municipal Fund - Class C Expense Example, with Redemption, 10 Years	Intermediate Municipal Fund Thornburg Intermediate Municipal Fund - Class C2 Expense Example, with Redemption, 1 Year	Intermediate Municipal Fund Thornburg Intermediate Municipal Fund - Class C2 Expense Example, with Redemption, 3 Years	Intermediate Municipal Fund Thornburg Intermediate Municipal Fund - Class C2 Expense Example, with Redemption, 5 Years	Intermediate Municipal Fund Thornburg Intermediate Municipal Fund - Class C2 Expense Example, with Redemption, 10 Years	Intermediate Municipal Fund Thornburg Intermediate Municipal Fund - Class I Expense Example, with Redemption, 1 Year	Intermediate Municipal Fund Thornburg Intermediate Municipal Fund - Class I Expense Example, with Redemption, 3 Years	Intermediate Municipal Fund Thornburg Intermediate Municipal Fund - Class I Expense Example, with Redemption, 5 Years	Intermediate Municipal Fund Thornburg Intermediate Municipal Fund - Class I Expense Example, with Redemption, 10 Years	Limited Term California Fund Thornburg California Limited Term Municipal Fund - Class A Expense Example, with Redemption, 1 Year	Limited Term California Fund Thornburg California Limited Term Municipal Fund - Class A Expense Example, with Redemption, 3 Years	Limited Term California Fund Thornburg California Limited Term Municipal Fund - Class A Expense Example, with Redemption, 5 Years	Limited Term California Fund Thornburg California Limited Term Municipal Fund - Class A Expense Example, with Redemption, 10 Years	Limited Term California Fund Thornburg California Limited Term Municipal Fund - Class C Expense Example, with Redemption, 1 Year	Limited Term California Fund Thornburg California Limited Term Municipal Fund - Class C Expense Example, with Redemption, 3 Years	Limited Term California Fund Thornburg California Limited Term Municipal Fund - Class C Expense Example, with Redemption, 5 Years	Limited Term California Fund Thornburg California Limited Term Municipal Fund - Class C Expense Example, with Redemption, 10 Years	Limited Term California Fund Thornburg California Limited Term Municipal Fund - Class C2 Expense Example, with Redemption, 1 Year	Limited Term California Fund Thornburg California Limited Term Municipal Fund - Class C2 Expense Example, with Redemption, 3 Years	Limited Term California Fund Thornburg California Limited Term Municipal Fund - Class C2 Expense Example, with Redemption, 5 Years	Limited Term California Fund Thornburg California Limited Term Municipal Fund - Class C2 Expense Example, with Redemption, 10 Years	Limited Term California Fund Thornburg California Limited Term Municipal Fund - Class I Expense Example, with Redemption, 1 Year	Limited Term California Fund Thornburg California Limited Term Municipal Fund - Class I Expense Example, with Redemption, 3 Years	Limited Term California Fund Thornburg California Limited Term Municipal Fund - Class I Expense Example, with Redemption, 5 Years	Limited Term California Fund Thornburg California Limited Term Municipal Fund - Class I Expense Example, with Redemption, 10 Years	Limited Term U.S. Government Fund Thornburg Limited Term U.S. Government Fund - Class A Expense Example, with Redemption, 1 Year	Limited Term U.S. Government Fund Thornburg Limited Term U.S. Government Fund - Class A Expense Example, with Redemption, 3 Years	Limited Term U.S. Government Fund Thornburg Limited Term U.S. Government Fund - Class A Expense Example, with Redemption, 5 Years	Limited Term U.S. Government Fund Thornburg Limited Term U.S. Government Fund - Class A Expense Example, with Redemption, 10 Years	Limited Term U.S. Government Fund Thornburg Limited Term U.S. Government Fund - Class C Expense Example, with Redemption, 1 Year	Limited Term U.S. Government Fund Thornburg Limited Term U.S. Government Fund - Class C Expense Example, with Redemption, 3 Years	Limited Term U.S. Government Fund Thornburg Limited Term U.S. Government Fund - Class C Expense Example, with Redemption, 5 Years	Limited Term U.S. Government Fund Thornburg Limited Term U.S. Government Fund - Class C Expense Example, with Redemption, 10 Years	Limited Term U.S. Government Fund Thornburg Limited Term U.S. Government Fund - Class C2 Expense Example, with Redemption, 1 Year	Limited Term U.S. Government Fund Thornburg Limited Term U.S. Government Fund - Class C2 Expense Example, with Redemption, 3 Years	Limited Term U.S. Government Fund Thornburg Limited Term U.S. Government Fund - Class C2 Expense Example, with Redemption, 5 Years	Limited Term U.S. Government Fund Thornburg Limited Term U.S. Government Fund - Class C2 Expense Example, with Redemption, 10 Years	Limited Term U.S. Government Fund Thornburg Limited Term U.S. Government Fund - Class I Expense Example, with Redemption, 1 Year	Limited Term U.S. Government Fund Thornburg Limited Term U.S. Government Fund - Class I Expense Example, with Redemption, 3 Years	Limited Term U.S. Government Fund Thornburg Limited Term U.S. Government Fund - Class I Expense Example, with Redemption, 5 Years	Limited Term U.S. Government Fund Thornburg Limited Term U.S. Government Fund - Class I Expense Example, with Redemption, 10 Years	Ultra Short Income Fund Thornburg Ultra Short Income Fund Class A Expense Example, with Redemption, 1 Year	Ultra Short Income Fund Thornburg Ultra Short Income Fund Class A Expense Example, with Redemption, 3 Years	Ultra Short Income Fund Thornburg Ultra Short Income Fund Class A Expense Example, with Redemption, 5 Years	Ultra Short Income Fund Thornburg Ultra Short Income Fund Class A Expense Example, with Redemption, 10 Years	Ultra Short Income Fund Thornburg Ultra Short Income Fund Class I Expense Example, with Redemption, 1 Year	Ultra Short Income Fund Thornburg Ultra Short Income Fund Class I Expense Example, with Redemption, 3 Years	Ultra Short Income Fund Thornburg Ultra Short Income Fund Class I Expense Example, with Redemption, 5 Years	Ultra Short Income Fund Thornburg Ultra Short Income Fund Class I Expense Example, with Redemption, 10 Years	Limited Term Income Fund Thornburg Limited Term Income Fund - Class A Expense Example, with Redemption, 1 Year	Limited Term Income Fund Thornburg Limited Term Income Fund - Class A Expense Example, with Redemption, 3 Years	Limited Term Income Fund Thornburg Limited Term Income Fund - Class A Expense Example, with Redemption, 5 Years	Limited Term Income Fund Thornburg Limited Term Income Fund - Class A Expense Example, with Redemption, 10 Years	Limited Term Income Fund Thornburg Limited Term Income Fund - Class C Expense Example, with Redemption, 1 Year	Limited Term Income Fund Thornburg Limited Term Income Fund - Class C Expense Example, with Redemption, 3 Years	Limited Term Income Fund Thornburg Limited Term Income Fund - Class C Expense Example, with Redemption, 5 Years	Limited Term Income Fund Thornburg Limited Term Income Fund - Class C Expense Example, with Redemption, 10 Years	Limited Term Income Fund Thornburg Limited Term Income Fund - Class C2 Expense Example, with Redemption, 1 Year	Limited Term Income Fund Thornburg Limited Term Income Fund - Class C2 Expense Example, with Redemption, 3 Years	Limited Term Income Fund Thornburg Limited Term Income Fund - Class C2 Expense Example, with Redemption, 5 Years	Limited Term Income Fund Thornburg Limited Term Income Fund - Class C2 Expense Example, with Redemption, 10 Years	Limited Term Income Fund Thornburg Limited Term Income Fund - Class I Expense Example, with Redemption, 1 Year	Limited Term Income Fund Thornburg Limited Term Income Fund - Class I Expense Example, with Redemption, 3 Years	Limited Term Income Fund Thornburg Limited Term Income Fund - Class I Expense Example, with Redemption, 5 Years	Limited Term Income Fund Thornburg Limited Term Income Fund - Class I Expense Example, with Redemption, 10 Years	Value Fund Thornburg Value Fund - Class A Retail Expense Example, with Redemption, 1 Year	Value Fund Thornburg Value Fund - Class A Retail Expense Example, with Redemption, 3 Years	Value Fund Thornburg Value Fund - Class A Retail Expense Example, with Redemption, 5 Years	Value Fund Thornburg Value Fund - Class A Retail Expense Example, with Redemption, 10 Years	Value Fund Thornburg Value Fund - Class C Retail Expense Example, with Redemption, 1 Year	Value Fund Thornburg Value Fund - Class C Retail Expense Example, with Redemption, 3 Years	Value Fund Thornburg Value Fund - Class C Retail Expense Example, with Redemption, 5 Years	Value Fund Thornburg Value Fund - Class C Retail Expense Example, with Redemption, 10 Years	Value Fund Thornburg Value Fund - Class I Retail Expense Example, with Redemption, 1 Year	Value Fund Thornburg Value Fund - Class I Retail Expense Example, with Redemption, 3 Years	Value Fund Thornburg Value Fund - Class I Retail Expense Example, with Redemption, 5 Years	Value Fund Thornburg Value Fund - Class I Retail Expense Example, with Redemption, 10 Years	Value Fund Thornburg Value Fund - Class R3 Retirement Expense Example, with Redemption, 1 Year	Value Fund Thornburg Value Fund - Class R3 Retirement Expense Example, with Redemption, 3 Years	Value Fund Thornburg Value Fund - Class R3 Retirement Expense Example, with Redemption, 5 Years	Value Fund Thornburg Value Fund - Class R3 Retirement Expense Example, with Redemption, 10 Years	Value Fund Thornburg Value Fund - Class R4 Retirement Expense Example, with Redemption, 1 Year	Value Fund Thornburg Value Fund - Class R4 Retirement Expense Example, with Redemption, 3 Years	Value Fund Thornburg Value Fund - Class R4 Retirement Expense Example, with Redemption, 5 Years	Value Fund Thornburg Value Fund - Class R4 Retirement Expense Example, with Redemption, 10 Years	Value Fund Thornburg Value Fund - Class R5 Retirement Expense Example, with Redemption, 1 Year	Value Fund Thornburg Value Fund - Class R5 Retirement Expense Example, with Redemption, 3 Years	Value Fund Thornburg Value Fund - Class R5 Retirement Expense Example, with Redemption, 5 Years	Value Fund Thornburg Value Fund - Class R5 Retirement Expense Example, with Redemption, 10 Years	Growth Fund Thornburg Core Growth Fund - Class A Retail Expense Example, with Redemption, 1 Year	Growth Fund Thornburg Core Growth Fund - Class A Retail Expense Example, with Redemption, 3 Years	Growth Fund Thornburg Core Growth Fund - Class A Retail Expense Example, with Redemption, 5 Years	Growth Fund Thornburg Core Growth Fund - Class A Retail Expense Example, with Redemption, 10 Years	Growth Fund Thornburg Core Growth Fund - Class C Retail Expense Example, with Redemption, 1 Year	Growth Fund Thornburg Core Growth Fund - Class C Retail Expense Example, with Redemption, 3 Years	Growth Fund Thornburg Core Growth Fund - Class C Retail Expense Example, with Redemption, 5 Years	Growth Fund Thornburg Core Growth Fund - Class C Retail Expense Example, with Redemption, 10 Years	Growth Fund Thornburg Core Growth Fund - Class I Retail Expense Example, with Redemption, 1 Year	Growth Fund Thornburg Core Growth Fund - Class I Retail Expense Example, with Redemption, 3 Years	Growth Fund Thornburg Core Growth Fund - Class I Retail Expense Example, with Redemption, 5 Years	Growth Fund Thornburg Core Growth Fund - Class I Retail Expense Example, with Redemption, 10 Years	Growth Fund Thornburg Core Growth Fund - Class R3 Retirement Expense Example, with Redemption, 1 Year	Growth Fund Thornburg Core Growth Fund - Class R3 Retirement Expense Example, with Redemption, 3 Years	Growth Fund Thornburg Core Growth Fund - Class R3 Retirement Expense Example, with Redemption, 5 Years	Growth Fund Thornburg Core Growth Fund - Class R3 Retirement Expense Example, with Redemption, 10 Years	Growth Fund Thornburg Core Growth Fund - Class R4 Retirement Expense Example, with Redemption, 1 Year	Growth Fund Thornburg Core Growth Fund - Class R4 Retirement Expense Example, with Redemption, 3 Years	Growth Fund Thornburg Core Growth Fund - Class R4 Retirement Expense Example, with Redemption, 5 Years	Growth Fund Thornburg Core Growth Fund - Class R4 Retirement Expense Example, with Redemption, 10 Years	Growth Fund Thornburg Core Growth Fund - Class R5 Retirement Expense Example, with Redemption, 1 Year	Growth Fund Thornburg Core Growth Fund - Class R5 Retirement Expense Example, with Redemption, 3 Years	Growth Fund Thornburg Core Growth Fund - Class R5 Retirement Expense Example, with Redemption, 5 Years	Growth Fund Thornburg Core Growth Fund - Class R5 Retirement Expense Example, with Redemption, 10 Years
USD ($)	2	505	732	1,385	51	191	343	785	294	441	601	1,064	146	300	520	1,155	176	347	601	1,329	46	144	252	567	277	466	672	1,263	176	388	680	1,512	181	398	702	1,564	54	196	350	799	299	496	710	1,325	154	365	647	1,449	169	397	712	1,606	50	198	360	829	315	506	712	1,308	176	393	681	1,500	207	440	761	1,669	63	199	346	774	275	592	932	1,891	31	203	390	932	306	478	665	1,204	154	325	563	1,248	184	372	644	1,420	50	166	292	661	565	833	1,127	1,962	307	666	1,156	2,508	86	309	560	1,278	122	486	895	2,039	112	465	867	1,989	86	374	706	1,644	567	839	1,138	1,984	306	663	1,151	2,498	86	306	552	1,257	137	507	918	2,066	127	513	949	2,160	86	367	690	1,604